Derivative financial instruments	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Derivative financial instruments
Derivative financial instruments
In the normal course of business the group enters into derivative financial instruments (derivatives) to manage its normal business exposures in relation to commodity prices, foreign currency exchange rates and interest rates, including management of the balance between floating rate and fixed rate debt, consistent with risk management policies and objectives. An outline of the group’s financial risks and the objectives and policies pursued in relation to those risks is set out in Note 29. Additionally, the group has a well-established entrepreneurial trading operation that is undertaken in conjunction with these activities using a similar range of contracts.
For information on significant estimates and judgements made in relation to the valuation of derivatives see Derivative financial instruments within Note 1.
The fair values of derivative financial instruments at 31 December are set out below.
Exchange traded derivatives are valued using closing prices provided by the exchange as at the balance sheet date. These derivatives are categorized within level 1 of the fair value hierarchy. Exchange traded derivatives are typically considered settled through the (normally daily) payment or receipt of variation margin.
Over-the-counter (OTC) financial swaps and physical commodity sale and purchase contracts are generally valued using readily available information in the public markets and quotations provided by brokers and price index developers. These quotes are corroborated with market data and are categorized within level 2 of the fair value hierarchy.
In certain less liquid markets, or for longer-term contracts, forward prices are not as readily available. In these circumstances, OTC financial swaps and physical commodity sale and purchase contracts are valued using internally developed methodologies that consider historical relationships between various commodities, and that result in management’s best estimate of fair value. These contracts are categorized within level 3 of the fair value hierarchy.
Financial OTC and physical commodity options are valued using industry standard models that consider various assumptions, including quoted forward prices for commodities, time value, volatility factors, and contractual prices for the underlying instruments, as well as other relevant economic factors. The degree to which these inputs are observable in the forward markets determines whether the option is categorized within level 2 or level 3 of the fair value hierarchy.
30. Derivative financial instruments – continued

				$ million
		2018		2017
	Fair value asset	Fair value liability	Fair value asset	Fair value liability
Derivatives held for trading
Currency derivatives	69	(898)	237	(756)
Oil price derivatives	2,361	(1,849)	1,637	(1,281)
Natural gas price derivatives	4,787	(3,888)	3,580	(2,844)
Power price derivatives	1,240	(943)	885	(693)
Other derivatives	107	—	115	—
	8,564	(7,578)	6,454	(5,574)
Embedded derivatives
Commodity price contracts	—	—	—	(16)
Other embedded derivatives	—	(107)	—	(115)
	—	(107)	—	(131)
Cash flow hedges
Currency forwards, futures and cylinders	5	(14)	35	(35)
Gas price futures	2	—	—	—
	7	(14)	35	(35)
Fair value hedges
Currency forwards, futures and swaps	158	(789)	460	(523)
Interest rate swaps	262	(445)	193	(306)
	420	(1,234)	653	(829)
	8,991	(8,933)	7,142	(6,569)
Of which – current	3,846	(3,308)	3,032	(2,808)
– non-current	5,145	(5,625)	4,110	(3,761)

Derivatives held for trading
The group maintains active trading positions in a variety of derivatives. The contracts may be entered into for risk management purposes, to satisfy supply requirements or for entrepreneurial trading. Certain contracts are classified as held for trading, regardless of their original business objective, and are recognized at fair value with changes in fair value recognized in the income statement. Trading activities are undertaken by using a range of contract types in combination to create incremental gains by arbitraging prices between markets, locations and time periods. The net of these exposures is monitored using market value-at-risk techniques as described in Note 29.
The following tables show further information on the fair value of derivatives and other financial instruments held for trading purposes.
Derivative assets held for trading have the following fair values and maturities.

							$ million
							2018
	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	Over 5 years	Total
Currency derivatives	48	12	9	—	—	—	69
Oil price derivatives	1,916	363	53	25	4	—	2,361
Natural gas price derivatives	1,333	708	542	452	352	1,400	4,787
Power price derivatives	540	276	158	79	55	132	1,240
Other derivatives	—	—	—	—	107	—	107
	3,837	1,359	762	556	518	1,532	8,564

							$ million
							2017
	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	Over 5 years	Total
Currency derivatives	186	31	8	5	3	4	237
Oil price derivatives	1,280	177	99	66	14	1	1,637
Natural gas price derivatives	1,122	609	428	328	288	805	3,580
Power price derivatives	420	188	81	60	38	98	885
Other derivatives	—	—	—	—	—	115	115
	3,008	1,005	616	459	343	1,023	6,454

30. Derivative financial instruments – continued
Derivative liabilities held for trading have the following fair values and maturities.

							$ million
							2018
	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	Over 5 years	Total
Currency derivatives	(299)	(71)	(256)	(171)	(3)	(98)	(898)
Oil price derivatives	(1,560)	(232)	(43)	(12)	(2)	—	(1,849)
Natural gas price derivatives	(1,030)	(557)	(391)	(338)	(285)	(1,287)	(3,888)
Power price derivatives	(401)	(213)	(95)	(54)	(47)	(133)	(943)
	(3,290)	(1,073)	(785)	(575)	(337)	(1,518)	(7,578)

							$ million
							2017
	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	Over 5 years	Total
Currency derivatives	(92)	(232)	(66)	(188)	(99)	(79)	(756)
Oil price derivatives	(1,120)	(118)	(33)	(4)	(6)	—	(1,281)
Natural gas price derivatives	(973)	(410)	(334)	(224)	(194)	(709)	(2,844)
Power price derivatives	(337)	(134)	(63)	(39)	(29)	(91)	(693)
	(2,522)	(894)	(496)	(455)	(328)	(879)	(5,574)

The following table shows the fair value of derivative assets and derivative liabilities held for trading, analysed by maturity period and by methodology of fair value estimation. This information is presented on a gross basis, that is, before netting by counterparty.

							$ million
							2018
	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	Over 5 years	Total
Fair value of derivative assets
Level 1	111	14	3	—	—	—	128
Level 2	5,000	1,362	504	262	120	72	7,320
Level 3	491	385	353	331	427	1,640	3,627
	5,602	1,761	860	593	547	1,712	11,075
Less: netting by counterparty	(1,765)	(402)	(98)	(37)	(29)	(180)	(2,511)
	3,837	1,359	762	556	518	1,532	8,564
Fair value of derivative liabilities
Level 1	(156)	(11)	(2)	(2)	—	—	(171)
Level 2	(4,562)	(1,161)	(576)	(308)	(67)	(163)	(6,837)
Level 3	(337)	(303)	(305)	(302)	(299)	(1,535)	(3,081)
	(5,055)	(1,475)	(883)	(612)	(366)	(1,698)	(10,089)
Less: netting by counterparty	1,765	402	98	37	29	180	2,511
	(3,290)	(1,073)	(785)	(575)	(337)	(1,518)	(7,578)
Net fair value	547	286	(23)	(19)	181	14	986

							$ million
							2017
	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	Over 5 years	Total
Fair value of derivative assets
Level 2	3,663	1,003	438	244	140	135	5,623
Level 3	386	258	231	226	211	899	2,211
	4,049	1,261	669	470	351	1,034	7,834
Less: netting by counterparty	(1,041)	(256)	(53)	(11)	(8)	(11)	(1,380)
	3,008	1,005	616	459	343	1,023	6,454
Fair value of derivative liabilities
Level 2	(3,338)	(953)	(358)	(289)	(163)	(166)	(5,267)
Level 3	(225)	(197)	(191)	(177)	(173)	(724)	(1,687)
	(3,563)	(1,150)	(549)	(466)	(336)	(890)	(6,954)
Less: netting by counterparty	1,041	256	53	11	8	11	1,380
	(2,522)	(894)	(496)	(455)	(328)	(879)	(5,574)
Net fair value	486	111	120	4	15	144	880

30. Derivative financial instruments – continued
Level 3 derivatives
The following table shows the changes during the year in the net fair value of derivatives held for trading purposes within level 3 of the fair value hierarchy.

					$ million
	Oil price	Natural gas price	Power price	Other	Total
Fair value contracts at 1 January 2018	67	65	(226)	115	21
Gains (losses) recognized in the income statement	58	(26)	209	(8)	233
Settlements	(107)	(32)	(97)	—	(236)
Transfers out of level 3	5	(20)	(34)	—	(49)
Net fair value of contracts at 31 December 2018	23	(13)	(148)	107	(31)
Deferred day-one gains (losses)					577
Derivative asset (liability)					546

					$ million
	Oil price	Natural gas price	Power price	Other	Total
Fair value contracts at 1 January 2017	68	145	(147)	231	297
Gains (losses) recognized in the income statement	76	161	61	15	313
Settlements	(68)	(35)	(113)	(131)	(347)
Transfers out of level 3	(9)	(206)	(27)	—	(242)
Net fair value of contracts at 31 December 2017	67	65	(226)	115	21
Deferred day-one gains (losses)					503
Derivative asset (liability)					524

The amount recognized in the income statement for the year relating to level 3 held-for-trading derivatives still held at 31 December 2018 was a $123-million gain (2017 $234-million gain related to derivatives still held at 31 December 2017).
Derivative gains and losses
The group enters into derivative contracts including futures, options, swaps and certain forward sales and forward purchases contracts, relating to both currency and commodity trading activities. Gains or losses arise on contracts entered into for risk management purposes, optimization activity and entrepreneurial trading. They also arise on certain contracts that are for normal procurement or sales activity for the group but that are required to be fair valued under accounting standards. These gains and losses are included within sales and other operating revenues in the income statement. Also included within this line item are gains and losses on inventory held for trading purposes. The total amount relating to all these items (excluding gains and losses on realized physical derivative contracts that have been reflected gross in the income statement within sales and purchases) was a net gain of $2,504 million (2017 $1,983 million net gain and 2016 $1,435 million net gain). This number does not include gains and losses on realized physical derivative contracts that have been reflected gross in the income statement within sales and purchases or the change in value of transportation and storage contracts which are not recognized under IFRS, but does include the associated financially settled contracts. The net amounts for actual gains and losses relating to these derivative contracts and all related items therefore differ significantly from the amounts disclosed above.
The group also enters into derivative contracts including futures, options, swaps and certain forward sales and forward purchase contracts primarily relating to foreign currency risk management activities. Gains and losses on these contracts are included within production and manufacturing expenses in the income statement. The change in the unrealized value of these contracts was a net loss of $351 million (2017 $1,420 million net gain and 2016 $154 million net loss), however the gains and losses in each year are largely offset by opposing net foreign exchange differences on retranslation of the associated non-US dollar debt. The net amounts for actual gains and losses relating to these derivative contracts and all related items therefore differ significantly from the amounts disclosed above.
Cash flow hedges
(i) Foreign currency risk of highly probable forecast capital expenditure
At 31 December 2018, the group held currency forwards designated as hedging instruments in cash flow hedge relationships of highly probable forecast non-US dollar capital expenditure. Note 29 outlines the group’s approach to foreign currency exchange risk management. When the highly probable forecast capital expenditure designated as a hedged item occurs, a non-financial asset is recognized and is presented within the fixed asset section of the balance sheet.
The group claims hedge accounting only for the spot value of the currency exposure in line with the strategy to fix the volatility in the spot exchange rate element. The fair value on the instrument attributable to forward points is taken immediately to the income statement.
The group applies hedge accounting where there is an economic relationship between the hedged item and hedging instrument. The existence of an economic relationship is determined at inception and prospectively by comparing the critical terms of the hedging instrument and those of the hedged item. The group enters into hedging derivatives that match the currency and notional of the hedged items on a 1:1 hedge ratio basis. The hedge ratio is determined by comparing the notional amount of the derivative with the notional designated on the forecast transaction. The group determines the extent to which it hedges highly probable forecast capital expenditures on a project by project basis.
The group has identified the following sources of ineffectiveness, which are not expected to be material:

•	counterparty's credit risk, the group mitigates counterparty credit risk by entering into derivative transactions with high credit quality counterparties; and

•
differences in settlement timing between the derivative and hedged items. The latter impacts the discount factor used in the calculation of the hedge ineffectiveness. The group mitigates differences in timing between the derivatives and hedged items by applying a rolling strategy and by hedging currency pairs from stable economies (i.e. sterling/US dollar, Euro/US dollar, Norwegian krone/US dollar, Korean won/US dollar). The group's cash flow hedge designations are highly effective as the sources of ineffectiveness identified are expected to result in minimal hedge ineffectiveness.

The group has not designated any net positions as hedged items in cash flow hedges of foreign currency risk.
30. Derivative financial instruments – continued
(ii) Commodity price risk of highly probable forecast sales
At 31 December 2018, the group held Henry Hub NYMEX futures designated as hedging instruments in cash flow hedge relationships of certain highly probable forecast future sales.
The group is exposed to the variability in the gas price, but only applies hedge accounting to the risk of Henry Hub price movements for a percentage of future gas sales from its BPX Energy business (previously known as US Lower 48 business). Hedge accounting may be applied to such sales for up to the following two calendar years.
The group applies hedge accounting in relation to these highly probable future sales where there is an economic relationship between the hedged item and hedging instrument. The existence of an economic relationship is determined at inception and prospectively by comparing the critical terms of the hedging instrument and those of the hedged item. The group enters into hedging derivatives that match the notional amounts of the hedged items on a 1:1 hedge ratio basis. The hedge ratio is determined by comparing the notional amount of the derivative with the notional amount designated on the forecast transaction.
The hedge is expected to be highly effective due to the price index of the hedging instruments matching the price index of the hedged item and the derivative assets or liabilities recognized in respect of exchange-traded instruments reflect the impact of daily margin payments and receipts.
The group has not designated any net positions as hedged items in cash flow hedges of commodity price risk.
The table below summarizes the change in the fair value of hedging instruments and the hedged item used to calculate ineffectiveness in the period.

			$ million
	Change in fair value of hedging instrument used to calculate ineffectiveness	Change in fair value of hedged item used to calculate ineffectiveness	Hedge ineffectiveness recognized in profit or (loss)
At 31 December 2018
Cash flow hedges
Foreign exchange risk
Highly probable forecast capital expenditure	(5)	5	—
Commodity price risk
Highly probable forecast sales	(126)	126	—

The table below summarizes the carrying amount and nominal amount of the derivatives designated as hedging instruments in cash flow hedge relationships at 31 December 2018.

	Carrying amount of hedging instrument		Nominal amounts of hedging instruments
	Assets	Liabilities
At 31 December 2018	$ million	$ million	$ million	mmBtu
Cash flow hedges
Foreign exchange risk
Highly probable forecast capital expenditure	5	(14)	386
Commodity price risk
Highly probable forecast sales	2	—		145

All hedging instruments are presented within derivative financial instruments on the group balance sheet.
Of the nominal amount of hedging instruments relating to highly probable forecast capital expenditure $304 million matures in 2019 and $82 million matures in 2020. All of the hedging instruments relating to highly probable forecast sales mature in 2019.
The table below summarizes the weighted average exchange rates and the weighted average sales price in relation to the derivatives designated as hedging instruments in cash flow hedge relationships at 31 December 2018.

	Weighted average price/rate
At 31 December 2018	Forecast capital expenditure	Forecast sales
Sterling/US dollar	1.34
Euro/US dollar	1.14
Australian dollar/US dollar	0.72
Norwegian krone/US dollar	8.67
Korean won/US dollar	1,107.90
Henry Hub $/mmBtu		2.86

30. Derivative financial instruments – continued
Fair value hedges
At 31 December 2018, the group held interest rate and cross-currency interest rate swap contracts as fair value hedges of the interest rate risk and foreign currency risk arising from group fixed rate debt issuances. The interest rate swaps are used to convert US dollar denominated fixed rate borrowings into floating rate debt. The cross-currency interest rate swaps are used to convert sterling, euro, Swiss franc, Australian dollar, Canadian dollar and Norwegian krone denominated fixed rate borrowings into US dollar floating rate debt. The group manages all risks derived from debt issuance, such as credit risk, however, the group applies hedge accounting only to certain components of interest rate and foreign currency risk in order to minimize hedge ineffectiveness. Note 29 outlines the group’s approach to interest rate and foreign currency exchange risk management.
The interest rate and foreign currency exposures are identified and hedged on an instrument-by-instrument basis. For interest rate exposures, the group designates as a fair value hedge the benchmark interest rate component only. This is an observable and reliably measurable component of interest rate risk. For foreign currency exposures, the group excludes from the designation the foreign currency basis spread component implicit in the cross-currency interest rate swaps. This is separately calculated at hedge designation, is recognized in other comprehensive income over the life of the hedge and amortized to the income statement on a straight-line basis, in accordance with the group’s policy on costs of hedging.
The group applies hedge accounting where there is an economic relationship between the hedged item and the hedging instrument. The existence of an economic relationship is determined initially by comparing the critical terms of the hedging instrument and those of the hedged item and it is prospectively assessed using linear regression analysis. The group issues fixed rate debt and enters into interest rate and cross-currency interest rate swaps with critical terms that match those of the debt and on a 1:1 hedge ratio basis. The hedge ratio is determined by comparing the notional amount of the derivative with the notional amount of the debt. The hedge relationship is designated for the full term and notional value of the debt. Both the hedging instrument and the hedged item are expected to be held to maturity.
The group has identified the following sources of ineffectiveness, which are not expected to be material:

•	derivative counterparty’s credit risk which is not offset by the hedged item. This risk is mitigated by entering into derivative transactions only with high credit quality counterparties; and

•	sensitivity to interest rate between the hedged item and the derivatives. This is driven by differences in payment frequencies between the instrument and the bond.
The table below summarizes the change in the fair value of hedging instruments and the hedged item used to calculate ineffectiveness in the period.

			$ million
	Change in fair value of hedging instrument used to calculate ineffectiveness	Change in fair value of hedged item used to calculate ineffectiveness	Hedge ineffectiveness recognized in profit or (loss)
At 31 December 2018
Fair value hedges
Interest rate risk on finance debt	(70)	69	(1)
Interest rate and foreign currency risk on finance debt	812	(809)	3

The table below summarizes the carrying amount of the derivatives designated as hedging instruments in fair value hedge relationships at 31 December 2018.

			$ million
	Carrying amount of hedging instrument		Nominal amounts of hedging instruments
At 31 December 2018	Assets	Liabilities
Fair value hedges
Interest rate risk on finance debt	262	(445)	24,513
Interest rate and foreign currency risk on finance debt	158	(789)	16,580
All hedging instruments are presented within derivative financial instruments on the group balance sheet. Ineffectiveness arising on fair value hedges is included within the production and manufacturing expenses section of the income statement.
The table below summarizes the profile by tenor of the nominal amount of the derivatives designated as hedging instruments in fair value hedge relationships at 31 December 2018. The weighted average floating interest rate of these interest rate swaps and cross-currency interest rate swaps was 3.04% and 4.07% respectively.

								$ million
At 31 December 2018	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	5-10 years	Over 10 years	Total
Fair value hedges
Interest rate risk on finance debt	2,694	2,324	2,597	4,923	1,700	10,275	—	24,513
Interest rate and foreign currency risk on finance debt	—	1,245	1,167	707	2,921	10,254	286	16,580

30. Derivative financial instruments – continued
The table below summarizes the carrying amount, and the accumulated fair value adjustments included within the carrying amount, of the hedged items designated in fair value hedge relationships at 31 December 2018.

					$ million
	Carrying amount of hedged item		Accumulated fair value adjustment included in the carrying amount of hedged items
At 31 December 2018	Assets	Liabilities	Assets	Liabilities	Discontinued hedges
Fair value hedges
Interest rate risk on finance debt	—	(24,747)	175	—	(360)
Interest rate and foreign currency risk on finance debt	—	(16,883)	—	(62)	—
The hedged item for all fair value hedges is presented within finance debt on the group balance sheet.
Movement in reserves related to hedge accounting
The table below provides a reconciliation of the cash flow hedge and costs of hedging reserves on a pre-tax basis by risk category. The signage convention of this table is consistent with that presented in Note 32.

					$ million
	Cash flow hedge reserve			Costs of hedging reserve
	Highly probable forecast capital expenditure	Highly probable forecast sales	Purchase of equity[a]	Interest rate and foreign currency risk on finance debt	Total
At 31 December 2017	(10)	—	(651)	—	(661)
Adjustment on adoption of IFRS 9	—	—	—	(37)	(37)
At 1 January 2018	(10)	—	(651)	(37)	(698)
Recognized in other comprehensive income
Cash flow hedges marked to market	(37)	(126)	—	—	(163)
Cash flow hedges reclassified to the income statement - hedged item affected profit or loss	—	120	—	—	120
Costs of hedging marked to market	—	—	—	(244)	(244)
Costs of hedging reclassified to the income statement	—	—	—	58	58
	(37)	(6)	—	(186)	(229)
Cash flow hedges transferred to the balance sheet	26	—	—	—	26
At 31 December 2018	(21)	(6)	(651)	(223)	(901)
[a] See Note 32 for further information on the cash flow hedge reserve relating to the purchase of equity
Substantially all of the cash flow hedge reserve balances and all of the amounts reclassified into profit or loss during the year relate to continuing hedge relationships. Amounts deferred in the cash flow hedge reserve that have been reclassified to profit or loss are presented in sales and other operating revenues in the income statement.
Costs of hedging relates to the foreign currency basis spreads of hedging instruments used to hedge the group's interest rate and foreign currency risk on debt which is a time-period related item.